Putnam Short-Term Municipal Income Fund
The fund's portfolio
8/31/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.92% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (96.8%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.7%)
Birmingham, Wtr. Wks. Board 144A Rev. Bonds, 3.75%, 9/1/26	AA-/P	$2,500,000	$2,500,286
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	500,000	541,744

			3,042,030
Alaska (0.9%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena' Nena' Henash), 5.00%, 10/1/28	A+/F	1,530,000	1,623,778

			1,623,778
Arizona (1.2%)
Coconino Cnty., Poll. Control Corp. Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), Ser. B, 3.75%, 3/1/39	A2	750,000	751,626
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 5.75%, 11/15/24	BBB+/P	420,000	420,544
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.25%, 12/1/25	A3	1,000,000	1,024,321

			2,196,491
California (10.3%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West Oblig. Group), Ser. A, 4.00%, 3/1/43	BBB+	230,000	216,026
CA Hsg. Fin. Agcy. Mandatory Put Bonds (8/1/26), Ser. A-2, FHA Insd., 3.60%, 8/1/63	Aa2	2,500,000	2,515,170
CA Hsg. Fin. Agcy. Ltd. Oblig. Multi-Fam. Hsg. Mandatory Put Bonds (11/1/26), (Del Sur Family Hsg.), 5.00%, 5/1/54	Aaa	5,000,000	5,195,575
CA School Fac. Fin. Auth. 144A Rev. Bonds, (Alliance for College Ready Pub. Schools), 4.00%, 7/1/25	BBB	1,345,000	1,344,843
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/26	Baa3	100,000	102,419
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Episcopal Cmnty. & Svcs for Seniors), Ser. A, 3.85%, 11/15/27	A-/F	1,500,000	1,509,060
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM
5.00%, 11/1/28	AA	115,000	124,737
5.00%, 11/1/27	AA	100,000	106,518
CA State Muni. Fin. Auth. Rev. Bonds
(CA Lutheran U.), 5.00%, 10/1/26	Baa1	570,000	591,520
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/30	A-/F	165,000	166,772
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	2,000,000	1,848,500
Imperial Cnty., Local Trans. Auth. Sales Tax Rev. Bonds, Ser. E, AGM, 5.00%, 6/1/32	AA	950,000	1,009,944
Mountain View, School Dist. G.O. Bonds, (Fac. Impt. Dist. No. 2), zero %, 7/1/29	A+	1,000,000	842,902
Port of Oakland Rev. Bonds, 1.181%, 5/1/25	A1	503,028	490,753
San Jose, Multi-Fam. Hsg. Mandatory Put Bonds (6/1/26), (Allied 1510 Parkmoor), Ser. F-2, 5.00%, 6/1/27	Aaa	2,000,000	2,067,884

			18,132,623
Colorado (1.0%)
CO State Hlth. Fac. Auth. Hosp. Mandatory Put Bonds (8/1/26), (CommonSpirit Hlth.), Ser. B-2, 5.00%, 8/1/49	A3	1,000,000	1,021,796
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/24	A3	800,000	802,200

			1,823,996
Connecticut (0.6%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/10/26), Ser. A, 2.80%, 7/1/48	Aaa	1,000,000	999,372

			999,372
District of Columbia (3.1%)
DC Rev. Bonds
(D.C. Intl. School), 5.00%, 7/1/27	BBB	300,000	312,872
(Plenary Infrastructure DC, LLC), 5.00%, 8/31/25	A3	500,000	508,833
Metro. DC Arpt. Auth. Arpt. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/30 (Prerefunded 10/8/24)	Aa3	2,000,000	2,003,274
Metro. DC Arpt. Auth. Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/27 (Prerefunded 10/8/24)	Aa3	2,540,000	2,544,158

			5,369,137
Florida (9.3%)
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (3/1/26, (Pinnacle 441 Phase 2, LLC), 4.05%, 9/1/56	Aaa	1,000,000	1,013,169
Mandatory Put Bonds (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	1,000,000	1,002,419
FL Insurance Assistance Interlocal Agcy., Inc. VRDN Ser. A-2, 3.72%, 9/1/32	VMIG 1	2,500,000	2,500,000
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A3	150,000	162,878
FL State Hsg. Fin. Corp. Mandatory Put Bonds (2/1/26), (Northside Property III, Ltd.), GNMA Coll., 5.00%, 2/1/27	AA+	2,295,000	2,357,063
FL State Hsg. Fin. Corp. Rev. Bonds, Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.50%, 7/1/52	Aaa	1,910,000	1,904,662
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch), 5.40%, 5/1/28	BB-/P	250,000	255,019
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/30	A+	1,250,000	1,357,612
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/25)
(Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	500,000	507,262
(Fairfield Miami Gardens LP), Ser. B, 4.05%, 9/1/26	Aaa	1,500,000	1,513,539
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	BBB/P	455,000	466,291
Polk Cnty., Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/26), (Episcopal Catholic Apts.), 4.15%, 12/1/40	Aaa	3,000,000	3,050,111
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A, 4.00%, 12/15/28	BB+/F	200,000	194,538

			16,284,563
Georgia (3.0%)
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (3/12/27), (GA Pwr. Co.), 3.375%, 11/1/53	A	1,500,000	1,511,249
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	A	500,000	496,379
DeKalb Cnty., Hsg. Auth. Mulit-Fam. Hsg. Rev. Bonds, (HADC Pk. at 500, LLC), 4.00%, 3/1/34	A+	780,000	781,464
Main Street Natural Gas, Inc. Gas Supply
Mandatory Put Bonds (6/1/27), Ser. A, 4.00%, 7/1/52	Aa1	1,000,000	1,008,600
Mandatory Put Bonds (9/1/28), Ser. C, 4.00%, 5/1/52	A3	1,000,000	1,012,270
Monroe Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/48	A	500,000	507,217

			5,317,179
Hawaii (0.3%)
Honolulu City & Cnty., Mulit-Fam. Mandatory Put Bonds ( 6/1/26), (Komohale Mauakea Venture LP), 5.00%, 6/1/27	Aaa	535,000	552,790

			552,790
Illinois (4.7%)
Chicago, O'Hare Intl. Arpt. Fac. Charge Rev. Bonds, 5.00%, 1/1/26	A+	3,315,000	3,316,759
Cook & DuPage Cnty., Lemont-Bromberek Combined School Dist. No. 113A G.O. Bonds, 3.00%, 1/1/35	AA+	725,000	672,796
IL State G.O. Bonds, Ser. C, 4.00%, 3/1/28	A3	1,500,000	1,549,393
IL State Fin. Auth.
Mandatory Put Bonds (8/15/25), (U. of Chicago Med. Ctr.), Ser. B-1, 5.00%, 8/15/52	AA-	500,000	506,499
Mandatory Put Bonds (11/15/24), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-1, 5.00%, 5/15/50	A	500,000	500,271
IL State Fin. Auth. Rev. Bonds, (The Washington and Jane Smith Home), 4.00%, 10/15/24	BBB-/F	215,000	214,691
IL State Hsg. Dev. Auth. Rev. Bonds, Ser. D, GNMA Coll., FNMA Coll., FHLMC Coll., 3.05%, 10/1/24	Aaa	480,000	479,760
IL State Hsg. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/25), (South Shore Preservation LP), FHA Insd., 4.00%, 6/1/26	Aaa	1,000,000	1,005,025

			8,245,194
Indiana (0.9%)
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	BBB+	500,000	496,500
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	1,000,000	1,022,871

			1,519,371
Kentucky (4.7%)
KY State Pub. Energy Auth. Gas Supply Rev. Bonds
Ser. B, 5.00%, 1/1/55	A1	750,000	815,015
Ser. A, 5.00%, 7/1/28	A2	1,000,000	1,047,130
Ser. A, 5.00%, 7/1/27	A2	525,000	545,225
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (3/1/26), Ser. A, 4.00%, 12/1/50	A1	1,040,000	1,045,467
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	1,500,000	1,504,382
Owen Cnty., Wtr. Fac. Mandatory Put Bonds (9/1/28), (KY-American Wtr. Co.), 3.875%, 6/1/40	A	2,250,000	2,265,787
Trimble Cnty., Env. Fac. Mandatory Put Bonds (6/1/27), (Louisville Gas and Elec. Co.), 4.70%, 6/1/54	A1	1,000,000	1,008,371

			8,231,377
Louisiana (1.4%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (9/1/28), (Loop, LLC), Ser. C, 4.20%, 9/1/34	A3	1,500,000	1,523,972
LA State Pub. Fac. Auth. Solid Waste Disp. Fac. 144A Mandatory Put Bonds (11/1/25), (ElementUS Minerals, LLC), 5.00%, 10/1/43	Aaa	1,000,000	1,013,926

			2,537,898
Maryland (0.1%)
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	200,000	211,923

			211,923
Massachusetts (0.5%)
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 3.80%, 10/1/42	VMIG 1	500,000	500,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (CHF Merrimack, Inc.), 4.25%, 7/1/34	BB	450,000	458,576

			958,576
Michigan (2.1%)
Detroit, G.O. Bonds, Ser. B, 6.844%, 5/1/28	Baa2	620,000	636,606
Detroit, G.O. Bonds, 5.00%, 4/1/25	Baa2	600,000	605,283
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, 5.00%, 7/1/48	BBB+	1,000,000	1,057,622
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), 4.75%, 7/1/28	Ba1	425,000	423,100
MI State Fin. Auth. Rev. Bonds
(Detroit, Regl. Convention Fac. Auth.), Ser. H-1, 5.00%, 10/1/28	A+	1,000,000	1,001,387
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	17,107	16,945

			3,740,943
Minnesota (3.5%)
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27	AA-	535,000	563,411
Minnetonka, Hsg. Fac. VRDN, (Beacon Hill, Inc.), FNMA Coll., 2.88%, 5/15/34	VMIG 1	575,000	575,000
MN State Res. Hsg. Fin. Agcy. Ser. VRDN, GNMA Coll., FNMA Coll., FHLMC Coll., 2.90%, 1/1/41	VMIG 1	1,000,000	1,000,000
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,001,177
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/26	A3	255,000	262,215
5.00%, 1/1/25	A3	220,000	221,328
Wadena, Rev. Bonds, (Astera Hlth.), Ser. A
5.00%, 12/1/30	A2	375,000	415,842
5.00%, 12/1/29	A2	290,000	318,395
5.00%, 12/1/28	A2	275,000	297,573
5.00%, 12/1/27	A2	265,000	282,284
5.00%, 12/1/26	A2	195,000	203,815

			6,141,040
Mississippi (0.5%)
MS Bus. Fin. Comm. Gulf Opportunity Zone Mandatory Put Bonds (10/8/24), (Chevron USA, Inc.), Ser. B, 3.90%, 12/1/30	Aa2	980,000	980,000

			980,000
Missouri (2.1%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/30	A2	1,000,000	1,063,282
5.00%, 3/1/27	A2	1,000,000	1,040,511
5.00%, 3/1/26	A2	500,000	514,574
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 5.00%, 5/1/28	BB+	500,000	507,347
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B, 3.375%, 12/1/31	BBB	500,000	491,651

			3,617,365
Montana (0.8%)
Forsyth, Poll. Control Rev. Bonds, (NorthWestern Corp.), 3.875%, 7/1/28	A3	1,300,000	1,329,536
MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	5,000	4,986

			1,334,522
Nebraska (1.8%)
Central Plains Energy Project NE Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa1	2,000,000	2,009,149
Central Plains Energy Project NE Gas Supply Rev. Bonds, (No. 3), Ser. A, 5.00%, 9/1/30	BBB+	1,000,000	1,070,233

			3,079,382
Nevada (0.9%)
Clark Cnty., Arpt. Rev. Bonds, (Jet Aviation Fuel Tax), 5.00%, 7/1/26	Aa3	500,000	517,899
Humboldt Cnty., Poll. Control Rev. Bonds, (Sierra Pacific Pwr. Co,), 3.55%, 10/1/29	A	1,000,000	1,013,098

			1,530,997
New Jersey (1.4%)
NJ State Econ. Dev. Auth. Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	500,000	445,664
NJ State Higher Ed. Assistance Auth. Rev. Bonds, Ser. B, 5.00%, 12/1/26	Aaa	1,015,000	1,047,914
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 2.90%, 7/1/36	VMIG 1	1,000,000	1,000,000

			2,493,578
New Mexico (1.9%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/29), (Pub. Svcs. Co. of NM), Ser. B, 3.875%, 6/1/40	Baa2	1,000,000	1,028,571
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	250,000	206,599
NM State Mtge. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/25), (Mountain View II & III Apt.), 5.00%, 2/1/42	Aaa	2,000,000	2,021,991

			3,257,161
New York (6.1%)
Long Island, Pwr. Auth. Elec. Syst.
Mandatory Put Bonds (9/1/26), Ser. B, 1.50%, 9/1/51	A2	200,000	191,537
Mandatory Put Bonds (9/1/25), Ser. B,0.85%, 9/1/50	A2	500,000	486,491
Metro. Trans. Auth. VRDN Ser. D-2, 3.85%, 11/1/35	VMIG 1	2,000,000	2,000,000
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	1,500,000	1,501,491
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (11/1/28), 4.30%, 11/1/63	AA+	3,250,000	3,354,876
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds, (Pace U.), Ser. A
5.25%, 5/1/29	Baa3	225,000	244,413
5.25%, 5/1/28	Baa3	300,000	321,312
5.25%, 5/1/27	Baa3	175,000	184,397
NY State Dorm. Auth. Rev. Bonds, (St. Joseph's College)
5.00%, 7/1/30	BBB-/F	75,000	76,893
5.00%, 7/1/29	BBB-/F	75,000	76,900
5.00%, 7/1/28	BBB-/F	75,000	76,624
5.00%, 7/1/26	BBB-/F	200,000	202,315
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. B, 5.113%, 3/15/25	Aa1	750,000	749,738
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/25	Baa1	225,000	229,737
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/25	Aa3	960,000	979,299

			10,676,023
North Carolina (1.5%)
Charlotte-Mecklenburg, Hosp. Auth. Hlth. Care Syst. Mandatory Put Bonds (10/31/25), (Atrium Hlth.), Ser. E, 0.80%, 1/15/48	Aa3	2,000,000	1,951,237
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (United Methodist Retirement Homes, Inc. (The))
4.25%, 10/1/28	BBB/F	250,000	252,357
3.75%, 10/1/28	BBB/F	500,000	502,090

			2,705,684
North Dakota (0.9%)
Cass Cnty., Joint Wtr. Resource Dist. G.O. Bonds, Ser. A, 3.45%, 4/1/27	Aa3	1,000,000	1,004,997
Horace, G.O. Bonds, Ser. B, 4.85%, 8/1/26	Baa3	500,000	501,898

			1,506,895
Ohio (3.2%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
5.00%, 11/15/27	BBB+/F	180,000	188,328
5.00%, 11/15/25	BBB+/F	255,000	259,901
Dayton-Montgomery Cnty., Port Auth. Rev. Bonds, (Dayton Regl. STEM Schools, Inc.), 5.00%, 12/1/32	Baa3	375,000	408,176
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB-	570,000	578,140
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/26	BBB+/F	100,000	101,533
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/25	BBB+/F	100,000	100,262
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), 5.00%, 12/31/25	A3	1,820,000	1,842,650
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	500,000	507,425
Youngstown, State U. Rev. Bonds, 5.00%, 12/15/30	A+	1,535,000	1,590,960

			5,577,375
Pennsylvania (3.5%)
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (Avon Grove Charter School), 5.00%, 3/1/27	BBB-	1,600,000	1,641,653
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/27), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA-	2,000,000	2,080,061
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 5.00%, 12/31/29	Baa2	270,000	284,911
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 135-A, 3.00%, 10/1/51	Aa1	1,390,000	1,371,948
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West), 4.00%, 6/15/29	BB/P	305,000	297,589
Philadelphia, Auth. for Indl. Dev. VRDN Ser. B-2, 2.91%, 10/1/30	VMIG 1	445,000	445,000

			6,121,162
Puerto Rico (1.3%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	12,932	6,806
Cmnwlth. of PR, G.O. Bonds, Ser. A1
5.625%, 7/1/27	BB/P	1,000,000	1,041,621
5.375%, 7/1/25	BB/P	199,724	201,131
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, NATL, 5.00%, 7/1/25	BBB/P	1,000,000	996,433

			2,245,991
South Carolina (0.3%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. C, 5.00%, 12/1/25	A3	355,000	363,392
Ser. E, 5.00%, 12/1/25	A3	150,000	153,546

			516,938
Tennessee (5.1%)
Knoxville, Cmnty. Dev. Corp. Multi-Fam.
Mandatory Put Bonds (6/1/26), (DGA Grosvenor Square), 4.00%, 12/1/27	AA+	3,000,000	3,038,966
Mandatory Put Bonds (6/1/26), (DGA Holston LP), 3.75%, 12/1/27	AA+	1,750,000	1,764,778
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/26	A1	50,000	51,745
Tennergy Corp. Gas
Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa1	2,655,000	2,658,683
Mandatory Put Bonds (9/1/28), Ser.A, 4.00%, 12/1/51	A1	1,500,000	1,511,949

			9,026,121
Texas (8.7%)
Clear Creek Ind. School Dist. Mandatory Put Bonds (8/15/25), Ser. B, PSFG, 3.60%, 2/15/35	AAA	300,000	301,857
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (Intl. Leadership of TX, Inc.), Ser. D, 5.25%, 8/15/27	Baa3	500,000	508,283
Dallas, Hsg. Fin. Corp. Mandatory Put Bonds (12/1/25), (Ash Creek Hsg., LLC), FHA Insd., 5.00%, 7/1/26	Aaa	2,750,000	2,816,364
El Paso, Indpt. School Dist. Mandatory Put Bonds (8/1/26), 5.00%, 2/1/40	Aa2	2,500,000	2,565,883
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	820,000	771,470
Galveston, Wharves and Term. Rev. Bonds, (AMT First Lien), Ser. A
5.00%, 8/1/31	A	1,000,000	1,085,516
5.00%, 8/1/30	A	500,000	540,622
5.00%, 8/1/29	A	350,000	375,933
5.00%, 8/1/28	A	500,000	530,040
Houston, Arpt. Syst. Rev. Bonds, Ser. A, AGM, 5.00%, 7/1/26	AA	1,000,000	1,032,549
Houston, Hsg. Fin. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/26), (Summerdale Apt., LP), 5.00%, 8/1/41	Aaa	600,000	615,693
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	2,000,000	2,005,256
Prosper, Indpt. School Dist. Mandatory Put Bonds (8/15/26), PSFG, 4.00%, 2/15/50	Aaa	1,000,000	1,015,305
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	75,000	76,342
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Mandatory Put Bonds (5/15/26), (Baylor Scott & White Hlth.), 5.00%, 11/15/52	Aa3	650,000	669,599
TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA Coll., 5.25%, 9/1/28	Aaa	40,000	41,203
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM, 5.00%, 5/1/25	AA	400,000	404,479

			15,356,394
Utah (1.0%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/27	BBB-/F	455,000	472,669
Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/29	A+	500,000	520,136
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 3.00%, 10/15/26	BBB-/F	250,000	246,227
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/29	BBB-/F	500,000	530,268

			1,769,300
Virgin Islands (0.7%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A
5.00%, 10/1/30	BB/P	1,000,000	1,070,893
5.00%, 10/1/25	BB/P	125,000	127,261

			1,198,154
Virginia (2.4%)
Isle of Wright Cnty., Econ. Dev. Auth. Rev. Bonds, (Riverside Hlthcare. Assn.), AGM, 5.00%, 7/1/28	AA	340,000	365,326
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.), 5.50%, 12/1/28	BB+/P	170,000	170,636
Louisa, Indl. Dev. Auth. Poll Control Mandatory Put Bonds (5/28/27), (VA Elec. & Pwr. Co.), 3.80%, 11/1/35	A2	1,600,000	1,635,991
VA State Pub. School Auth. Rev. Bonds, 3.00%, 8/1/26	Aa1	2,000,000	2,000,161

			4,172,114
Washington (2.9%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 5.75%, 12/1/26	BB+	660,000	674,927
Port of Seattle Rev. Bonds, Ser. B, 5.00%, 7/1/28	AA-	1,500,000	1,592,167
Port of Seattle Rev. Bonds, Ser. B, 5.00%, 5/1/27	AA-	1,000,000	1,043,459
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 3.17%, 5/1/45	Aa2	1,500,000	1,472,042
WA State Hsg. Fin. Comm. Rev. Bonds, (Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/25	A-/F	350,000	353,344

			5,135,939
Wisconsin (0.5%)
Pub. Fin. Auth. Rev. Bonds
(Northwest Nazarene U., Inc.), 5.00%, 10/1/25	Baa3	500,000	505,914
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/25	BB	420,000	421,932

			927,846

Total municipal bonds and notes (cost $168,751,105)			$170,157,222

SHORT-TERM INVESTMENTS (3.7%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.44%(AFF)	6,503,251	$6,503,251

Total short-term investments (cost $6,503,251)		$6,503,251
TOTAL INVESTMENTS

Total investments (cost $175,254,356)		$176,660,473

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2023 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $175,827,589.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$1,222,857	$59,361,703	$54,081,309	$195,265	$6,503,251

	Total Short-term investments	$1,222,857	$59,361,703	$54,081,309	$195,265	$6,503,251
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 2.92%, 5.31%, 5.28%, 5.32%, 5.02%, and 4.71%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Housing	23.6%
	Utilities	13.1
	Healthcare	10.6
	Transportation	10.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$170,157,222	$—
Short-term investments	—	6,503,251	—

Totals by level	$—	$176,660,473	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com